Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Basis of consolidation
(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to provision of allowance for expected credit losses, estimates for inventory write-downs and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency
(d)	Foreign currency

The Group’s reporting currency is United States dollars (“US$” or “$”). The Group’s subsidiaries incorporated in Malaysia generally use their local currencies as their functional currencies, i.e. Malaysian Ringgit (“MYR”). The determination of the respective functional currency is based on the criteria of Accounting Standard Codification (“ASC”) Topic 830, Foreign Currency Matters.

In preparing the financial statements of each individual group entity, transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. At the end of the reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange gains and losses resulting from the settlement of monetary items, and the retranslation of monetary items, are recorded as foreign currency exchange gain or loss included in “Financial expenses, net” in the consolidated financial statements of operations and comprehensive income or loss.

The Group entities with functional currencies other than the US$, translate their operating results and financial position into US$, the Group’s reporting currency. Assets and liabilities in foreign currencies are translated into US$ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into US$ at the appropriate historical rates. Revenues, expenses, gains and losses are translated into US$ using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income as a component of shareholders’ equity. The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.

	As of December 31,
Year-end spot rate	2024	2025
US$ against MYR	4.4695	4.056
	For the years ended December 31,
Average rate	2023	2024	2025
US$ against MYR	4.5577	4.5747	4.2809

Expected credit losses
(e)	Expected credit losses

The Group’s accounts receivable, amounts due from related parties, deposits and other receivables in prepaid expenses and other current assets are within the scope of ASU No. 2016-13. The Group has identified the relevant risk characteristics of its customers and the related receivables and deposits in prepaid expenses and other current assets, which include size, types of services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, and current economic conditions in assessing the lifetime expected credit losses. Additionally, external data and macroeconomic factors are also considered. The Group also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected. The Group adjusts the allowance percentage periodically when there are significant differences between estimated credit losses and actual bad debts. If there is strong evidence indicating that these financial assets are likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. The balance of these financial assets is written off after all collection efforts have been exhausted. For the years ended December 31, 2023, 2024 and 2025, the Group recognized expected credit losses of US$58,188, US$83,669 and US$148,004, respectively.

Accounts receivable
(f)	Accounts receivable

Accounts receivable represents the amounts that the Group has an unconditional right to consideration. Accounts receivable that are ultimately deemed to be uncollectible, and for which collection efforts have been exhausted, are written off against the provision for credit losses. As of December 31, 2024 and 2025, the allowance for credit losses for the Group’s accounts receivable was US$138,326 and US$308,639, respectively.

Inventories
(g)	Inventories

Inventories, consisting of foods, consumables and beverages, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventories are computed using first-in, first-out method. Inventories are written down to estimated net realizable value, which could be impacted by certain factors including historical usage, expected demand, anticipated sales price, product shelf life, product obsolescence, and other factors. The Group periodically reviews its inventories for excess or slow-moving items and makes provisions as necessary to properly reflect inventory value. No inventory write-downs of were recorded for the years ended December 31, 2023, 2024 and 2025, respectively.

Deferred offering costs
(h)	Deferred offering costs

Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the reporting date that are directly related to an anticipated offering and that will be charged as a reduction against additional paid-in capital upon the completion of the offering. Should the offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. Upon completion of the IPO, The Group had capitalized deferred offering costs of US$1,271,093 and charged against the shareholders’ equity.

Property and equipment, net
(i)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Freehold land is not depreciated but is subject to impairment test if there is an indication of impairment. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Residual value rate is determined to be 0% based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost. Estimated useful lives are as follows:

Category	Estimated useful lives
Freehold building	50 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets
Equipment	10 years
Furniture and fixtures	10 years
Computers	3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income or loss in operating expenses.

Intangible assets, net
(j)	Intangible assets, net

Intangible assets consist of software and brand name.

Intangible assets with finite lives

Intangible assets with finite lives are software, which are carried at acquisition cost less accumulated amortization and impairment, if any. Finite-lived intangible assets are tested for impairment when impairment indicators arise. Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Category	Estimated useful lives
Software	3 years

The estimated useful lives of intangible assets with finite lives are reassessed if circumstances occur that indicate the original estimated useful lives may have changed.

Intangible assets with indefinite useful lives

Indefinite-lived intangible asset is intellectual property rights related to the brand name of “Zi Wei Yuan” (“ZWY”), including trademarks, trade names, copyrights, know-how expertise, and all other proprietary rights, which were acquired separately in an asset purchase transaction. No useful life was determined in the contract terms when the Group acquired the brand name. The Group expects that such intangible assets are unlikely to be terminated, is not subject to any renewal restrictions, and will continue to contribute revenue in the future. Therefore, the Group considers the useful life of such intangible assets to be indefinite. Such intangible assets are not amortized. The useful life of an intangible asset with an indefinite useful life is reviewed annually to determine whether the useful life assessment continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

The Group evaluates indefinite-lived intangible asset annually as of each balance sheet date to determine whether events and circumstances continue to support indefinite useful lives. The value of indefinite-lived intangible asset is not amortized, but tested for impairment annually or whenever events or changes in circumstances indicate that it is more likely than not that the asset is impaired in accordance with ASC 350. The Group first performs a qualitative assessment to assess all relevant events and circumstances that could affect the significant input used to determine the fair value of the indefinite-lived intangible asset. If after performing the qualitative assessment, the Group determines that it is more likely than not that the indefinite-lived intangible asset is impaired, the Group calculates the fair value of the intangible asset and performs the quantitative impairment test by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeds its fair value, the Group recognizes an impairment loss in an amount equal to that excess. In consideration of the growing catering industry in Southeast Asia, the stable macroeconomic conditions in Malaysia, the Group’s improving profitability performance, and the Group’s future development plans, the Group determined that it is not likely that the brand name of “Zi Wei Yuan” was impaired as of December 31, 2024 and 2025, respectively. As such, no impairment of indefinite-lived intangible assets was recognized for the years ended December 31, 2023, 2024 and 2025.

Impairment of long-lived assets
(k)	Impairment of long-lived assets

Long-lived assets deployed at company-owned restaurants include (i) property and equipment, (ii) operating lease right-of-use asset, net of the related operating lease liabilities, (iii) finance lease right-of-use asset, net of the related finance lease liabilities, and (iv) intangible assets with finite lives.

The Group reviews its long-lived assets for impairment periodically whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, an evaluation for impairment is performed at the lowest level of identifiable cash flows that are expected to generate from the use of the assets and their eventual disposition, which is at the individual restaurant level. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, which is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. For the years ended December 31, 2023, 2024 and 2025, no impairment of long-lived assets was recognized.

Long-term investments
(l)	Long-term investments

Long-term investments are the Group’s equity investments in privately held companies accounted for equity method.

Equity method investments

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise have control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition.

The Group assesses its equity investment and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, cash bur rate, and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that is decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

Fair value measurement
(m)	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of input are:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

●	Level 2 — Include other inputs other than quoted prices in active market; and

●	Level 3 — Unobservable inputs which are supported by little or no market activity that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable input.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Financial instruments of the Group primarily consist of cash and cash equivalents, accounts receivable, amounts due from related parties, interest-free loan to third parties and deposits included in prepaid expenses and other current assets, bank overdrafts, accounts payable, amounts due to related parties, notes payable, accrued expenses and other payables, long-term bank loans, operating lease liabilities, and finance lease liabilities. As of December 31, 2024 and 2025, the carrying amounts of these financial instruments are measured at amortized cost, which is approximated to their fair values.

The Group’s non-financial assets, such as property and equipment, intangible assets and right-of-use assets, would be measured at fair value only if they were determined to be impaired.

Leases
(n)	Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all of the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The Group classifies a lease as a financing lease at lease commencement when the lease meets any one of the criteria:

a)	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.
b)	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
c)	The lease term is for a major part of the remaining economic life of the underlying asset.
d)	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

e)	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Group at the end of the lease term.
f)	When none of the criteria are met, the Group classifies a lease as an operating lease.

Operating leases

Group as a lessee

When the Group acts as a lessee, leases with an initial term of 12 months or less are short-term lease and not recognized as operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Lease term includes rent holidays and options to extend or terminate the lease when the Group is reasonably certain that the Group will exercise that option. The lease assets for operating leases consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Operating lease expense is recognized on a straight-line basis over the lease term by adding interest expense determined using the effective interest method to the amortization of the operating lease right-of-use assets. Interest expense is determined by using the effective interest method. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Group as a lessor

When the Group acts as a lessor, it classifies at lease inception (or when there is a lease modification) each of its leases as either an operating lease or a finance lease.

Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income is recognized over the non-cancellable lease term on a straight-line basis and is included in revenue in the consolidated statements of operations and comprehensive income or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis on the rental income. The Group does not have any sales-type or direct financing leases for the years ended December 31, 2023, 2024 and 2025.

Finance leases

The lease term includes rental holidays and options to extend or terminate the lease when the Group is reasonably certain that it will exercise that option, if any. The Group does not recognize finance lease assets or lease liabilities for renewal periods unless it is determined that it is reasonably certain of renewing the lease at inception or when a triggering event occurs. The lease assets for finance leases consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. The finance lease expense, including interest and amortization expense of finance lease are presented separately. Interest expense is determined by using the effective interest method. Amortization expense is recorded on a straight-line basis of the finance lease assets. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Revenue recognition
(o)	Revenue recognition

The Group’s revenues are derived principally from (i) restaurant operations, which further include revenues from company-owned restaurant operations, sales of food ingredients and condiments, and franchise licensing, and (ii) others.

The Group recognizes revenues pursuant to ASC 606, Revenues from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. Revenues are recorded net of any service tax and surcharges.

Restaurant operations

Company-owned restaurants operations

Revenues from restaurants operated by the Group are recognized when customers take possession of the food and tender payment, which is when the obligation performance is satisfied. Revenues from restaurant operations are presented net of service tax and discounts, if any.

The Group also offers food delivery service to customers who want to order takeaway food through third-party aggregators’ platforms or from certain of the Group’s restaurants. When control of the takeaway food has transferred, being at the point the customers receive the takeaway food delivered by the delivery staff of third-party aggregators or the Group’s own riders, the Group recognizes revenues, excluding delivery fees and platform charges if the food is delivered by the third-party aggregators.

Proceeds from the sales of prepaid cards are recognized as contract liabilities and recognized as revenues when consumed by the customer. These prepaid cards have no expiration and can be utilized in the future consumption in restaurants at customers’ discretion.

From time to time, the Group offers discounts to customers, especially customers with prepaid value-stored cards, in the form of issuing coupons that can be applied in future purchases. For the years ended December 31, 2023, 2024 and 2025, the amount of the coupons issued is not material.

Sales of food ingredients and condiments

The Group recognizes revenues from sales of food ingredients and condiments to local distributors or licensees who operate franchised restaurants, at the transaction price as stipulated in the purchase order or agreement, when the goods are delivered to the place designated by the buyer, and all significant risks and rewards of ownership of the goods are transferred to the buyer.

Franchise licensing

Pursuant to the standard licensing agreement that sets out the terms of the Group’s arrangement with the licensee, licensees in Malaysia are required to a fixed amount of administrative fee and settle applicable costs expenses, for pre-opening and ongoing support services and the authorization to operate a franchised restaurant using the trademarks, trade names, logos, and other proprietary marks associated with the brands of Chicken Claypot House and/or Zi Wei Yuan. Administrative fees are generally settled on a monthly basis. Applicable costs and expenses are charged as occurred. For licensees outside of Malaysia, they are required to pay a master license fee as in a fixed upfront payment for pre-opening and ongoing support services, the authorization of the access to the proprietary marks associated with the brand of Chicken Claypot House and/or Zi Wei Yuan, and the right to operate a fixed number of restaurants under the authorized brands. Additionally, for each restaurant such master licensee opens above the fixed number agreed or sub-franchises to other third-parties, a fixed outlet license fee shall also be paid. Master license fee is higher than outlet license fee, since master license is granted with the overarching right to operate the business within a specified territory, including the power to grant outlet license within the territory. Renewal license fee is also required for extension of the license term.

During the effective license term, licensees are also required to share a certain percentage of the applicable restaurant outlet’s gross revenues with the Group as royalties, which represents the majority of the consideration the Group receives under the licensing agreement. Royalty rates are generally between 5% to 7.5% for each restaurant outlet, and royalties are typically billed and settled on a monthly basis.

Only one performance obligation is identified in the licensing agreement with licensees, since the Group has determined that the pre-opening and ongoing support services are highly interrelated with the franchise right and are therefore not distinct from providing the continuous access to the franchise license.

Accordingly, revenues from administrative fees and license fees are recognized on a straight-line basis over the applicable term as stated in each agreement, which is consistent with the licensee’s right to access and benefit from the proprietary marks during the period. Continuing payments from royalties are recognized as revenue when the related sales occur.

From time to time, the Group provides additional support services to the licensees for which the Group charges direct reimbursements to cover the costs and expenses incurred, which are recognized as revenues from franchise licensing as occurred.

Others

The Group also generates revenues from leasing out buildings.

The Group recognizes revenues from leasing out buildings in the gross amount of contractual rent over the lease term on a straight-line basis. Leasing revenue is recognized in accordance with ASC 842 (Note 2(n)).

The following table disaggregates the Group’s total revenues by revenue streams:

	For the years ended December 31,
	2023	2024	2025
By revenue type
Restaurant operations	$9,521,142	$8,548,395	$9,091,689
Company-owned restaurant operations	8,209,810	6,640,706	6,284,641
Sales of food ingredients and condiments	1,006,081	1,239,966	2,220,405
Franchise licensing	305,251	667,723	586,643
Others	253,896	366,949	497,982
Total	$9,775,038	$8,915,344	$9,589,671
	For the years ended December 31,
	2023	2024	2025
Timing of revenue recognition
At a point in time	$9,215,891	$7,880,672	$8,505,046
Over time	559,147	1,034,672	1,084,625
Total	$9,775,038	$8,915,344	$9,589,671

Contract balances

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. Other than accounts receivable, the Group had no other material contract assets recorded on its consolidated balance sheets as of December 31, 2024 and 2025, respectively.

The deferred revenue consist of advances from customers, which represent the cash received for goods and services in advance of revenue recognition and is recognized as revenue when the Group fulfills its performance obligation. The Group’s advances from customers amounted to US$36,952 and US$154,800 and as of December 31, 2024 and 2025, respectively. During the years ended December 31, 2023, 2024 and 2025, the Group recognized US$55, US$50,062 and US$27,808 revenue that was included in advances from customers balance at January 1, 2023, 2024 and 2025, respectively. Deferred revenue is classified as current or non-current based on the expected timing of satisfaction of the related performance obligations and recognition of the related revenue. All of the Group’s deferred revenue was classified as current as of December 31, 2024 and 2025, as the related performance obligations were expected to be satisfied and the related revenue was expected to be recognized within one year.

Cost of revenues
(p)	Cost of revenues

Cost of revenues consists of costs directly related to revenue generating activities, which primarily includes material costs, payroll costs including salaries and related social insurance costs for operations personnel, and other operating costs directly linked to the revenues including rental costs, utilities costs, depreciation of property and equipment, repair and maintenance costs, and other miscellaneous costs.

Selling and marketing expenses
(q)	Selling and marketing expenses

Selling and marketing expenses primarily consist of (i) advertising and promotion expenses incurred to promote our brand image and awareness, (ii) payroll expenses including salaries and related social insurance expenses for marketing personnel, and (iii) others.

General and administrative expenses
(r)	General and administrative expenses

General and administrative expenses primarily consist of (i) share-based compensation expenses, (ii) payroll expenses including salaries and related social insurance expenses for management and administrative personnel, (iii) office and utilities expenses, (iv) rental expenses for office space, (v) professional service expenses, (vi) travelling expenses, (vii) depreciation and amortization expenses for property and equipment and software used for office purpose, (viii) insurance expenses, and (ix) other miscellaneous administrative expenses.

Employee benefit
(s)	Employee benefit

The Group recognizes a liability in exchange for employee benefits to be paid in the future and expenses when the Group consumes the economic benefits arising from service provided by an employee in exchange for employee benefits.

Short-term employee benefits

Salaries are usually accrued and paid on a monthly basis and are recognized as an expense.

Bonus payments are recognized when, and only when, the Group has a present legal or constructive obligation to make such payments as a result of past events and reliable estimate of the obligation can be made.

Defined Contribution plan

A defined contribution plan is a post-employment benefit plan under which the Group makes fixed statutory contributions to approved provident funds and contributions are recognized as an employee benefit expense in the consolidated statements of operations and comprehensive income or loss in the period to which they relate. When the contributions have been paid, the Group has no further payment obligations.

Service taxes
(t)	Service taxes

Service tax is a consumption tax levied by Malaysian tax authorities and is charged on any taxable service income (including digital services) provided in Malaysia by a registered company in carrying on their business. The rate of service tax is 6% ad valorem for majority of products and services provided unless stated otherwise. A taxable entity is a company that is registered or liable to be registered for service taxes. A company is liable to be registered if the total value of its taxable services for a 12-month period exceeds or is expected to exceed the prescribed registration threshold of MYR1,500,000 (US$350,394). Service taxes amounted to US$411,742, US$346,585 and US$320,845 for the fiscal years ended December 31, 2023, 2024 and 2025, respectively, and were recorded as a deduction against the Group’s gross revenue.

Income taxes
(u)	Income taxes

The Group accounts for income taxes under ASC 740, “Income Taxes”. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. Provision for income taxes consists of taxes currently due plus deferred taxes. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations and comprehensive income or loss for the years ended December 31, 2023, 2024 and 2025, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Related party transaction
(v)	Related party transaction

The Group accounts for related party transactions in accordance with ASC 850, “Related Party Disclosures”.

Parties, which can be an entity or individual, are considered to be related if they have the ability, directly or indirectly, to control the Group or exercise significant influence over the Group in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Share-based compensation
(w)	Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s grants of share-based awards were classified as equity awards and are recognized in the financial statements based on their grant date fair values.

The Group has elected to recognize compensation expense using the straight-line method for all awards granted with graded vesting over the requisite service period. For awards with performance conditions, the Group would recognize compensation cost if and when it concludes that it is probable that the performance condition will be achieved. The Group has also elected to account for forfeitures as they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited.

Comprehensive income or loss
(x)	Comprehensive income or loss

The Group applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive income or loss in a full set of financial statements. Comprehensive income or loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances, except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Group’s comprehensive income or loss includes net income or net loss, and other comprehensive income or loss, which primarily consists of the foreign currency translation adjustment that has been excluded from the determination of net income.

Earnings or loss per share
(y)	Earnings or loss per share

Basic earnings or loss per share is computed by dividing net income attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income or net loss is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic earnings or loss per share as of the date that all necessary conditions have been satisfied. Net income or net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share the income or loss.

Diluted earnings or loss per share is calculated by dividing net income or net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares are not included in the denominator of the diluted earnings or loss per share calculation when inclusion of such share would be anti-dilutive.

Segment reporting
(z)	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

CODM regularly reviews entity-wide operating results, especially consolidated revenues and pretax income or loss, when making decisions about allocating resources and assessing performance of the segment, and hence, the Group has only one principal reportable segment. The single reportable segment is restaurant operations, among which revenues from company-owned restaurants are considered as the primary revenue source, while sales of food ingredients and condiments, franchise licensing are diversified revenue contributions dependent upon the Group’s brand influence.

The primary measure of segment revenue and profitability for the Group’s operating segment is considered to be consolidated revenue and pretax income or loss. Significant segment expenses reviewed by the CODM on a regular basis included within net income include cost of sales, selling and marketing expenses, general and administrative expenses which are separately presented on the Group’s consolidated statements of operations and comprehensive income or loss. Other segment items within pretax income or loss include financial expenses, net, other income or loss, net. The CODM uses these primary measurements in the process of preparing annual budget and forecast for the segment, and conducting competitive analysis by benchmarking to the Group’s competitors at the same development stage. Budget-to-actual variances in all these two measurements are considered when making decisions and adjustments on the allocation of resources including personnel, property, and capital. The CODM also uses pretax income to assess return on marketing activities and monitor overall spending in employee compensation, general support and financing costs.

The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are all located in Malaysia, and the Group’s revenues are all derived from Malaysia, no geographical segment information is presented. The CODM does not review any information regarding total assets on a reportable segment basis.

For operating results of segment provided to and reviewed by CODM, please refer to the consolidated statements of operations and comprehensive income or loss.

Commitments and contingencies
(aa)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes liability for any such contingencies if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Recently issued accounting pronouncements
(ab)	Recently issued accounting pronouncements

The Group expects to be an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

Recently issued accounting pronouncements adopted

In March 2023, the FASB issued ASU No. 2023-01, “Leases (Topic 842): Common Control Arrangements”, which amends certain provisions of ASC 842 that apply to arrangements between related parties under common control. In addition, the ASU amends the accounting for leasehold improvements in common-control arrangements for all entities. ASU 2023-01 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted in any annual or interim period as of the beginning of the related fiscal year. The Group has adopted ASU 2023-01 from January 1, 2024. The Group evaluates that the impact of adoption of this ASU is immaterial to consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group has adopted ASU 2023-07 from January 1, 2025. The Group evaluates that the impact of adoption of this ASU and has made additional disclosure to segment reporting for single reportable segment in the consolidated financial statements.

Recently issued accounting pronouncements issued but not yet adopted

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure update and simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. Entities shall apply the amendments in this update beginning after effective date on a prospective basis. The Group is in the process of evaluating the effect of the adoption of this ASU.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is also permitted, and entities may apply the amendments in this update prospectively or retrospectively to all prior periods presented in the financial statements. As an emerging growth company (“EGC”) under the JOBS Act, the Group intends to use the extended transition period available to non-public business entities and has not early adopted ASU 2023-09. Accordingly, the Group plans to adopt the new standard in its fiscal year beginning January 1, 2026. The Group is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements and related disclosures.

In November 4, 2024, the FASB has released ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures. The purpose of this update is to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling expenses, general and administrative expenses, and research and development expenses). ASU 2024-04 is effective for all public business entities, for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Any entity qualified as public business (“PBEs”) entity shall apply ASU 2024-04 prospectively to financial statements issued for current period and all comparative periods. PBEs shall apply the amendments in this update either (1) prospectively to financial statements issued for reporting periods after the effective date or (2) retrospectively to any or all prior periods presented in the financial statements. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05 “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses for Accounts Receivable and Contract Assets”. It applies to entities that use the practical expedient and accounting policy election (if applicable) when estimating expected credit losses on current accounts receivable and/or current contract assets from transactions under Topic 606, including such assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual periods. Early adoption is permitted. The Group does not expect to adopt this guidance early and the adoption of this ASU is expected to have an immaterial impact on its future consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270): Narrow-Scope Improvements”. This Update targets improvements to the guidance for interim financial reporting to enhance the consistency and comparability of information provided in interim periods. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, for public business entities. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements”. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance and apply to all reporting entities within the scope of the affected accounting guidance. These amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Group’s consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.